Derivatives - Narratives (Details) - USD ($) $ in Millions		9 Months Ended
	Oct. 22, 2018	Sep. 30, 2021
Derivative [Line Items]
Fixed interest rate		3.0335%
Total interest rate		10.2835
Interest rate swap agreement
Derivative [Line Items]
Term of agreement	3 years	3 years
Fixed notional amount	$ 200.0	$ 200.0
Fixed interest rate	3.0335%
Total interest rate	10.2835